VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.5%
Argentina: 3.2%
MercadoLibre, Inc. (USD) *	3,370	$2,789,619
Brazil: 9.5%
Clear Sale SA *	281,400	298,909
Fleury SA	248,400	814,132
Infracommerce CXAAS SA *	226,400	239,228
JSL SA	962,700	988,693
Locaweb Servicos de Internet SA 144A *	387,200	646,009
Movida Participacoes SA	561,000	1,286,452
Rede D’Or Sao Luiz SA 144A *	146,700	808,239
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,125,600	2,852,420
Vasta Platform Ltd. (USD) * †	62,012	325,563
Westwing Comercio Varejista Ltda *	236,000	64,312
		8,323,957
China: 28.0%
A-Living Smart City Services Co. Ltd. (HKD) 144A	1,032,250	812,004
China Animal Healthcare Ltd. (HKD) *∞	3,588,969	0
China Conch Environment Protection Holdings Ltd. (HKD) *	128,000	65,503
China Education Group Holdings Ltd. (HKD)	2,795,000	2,057,205
Fu Shou Yuan International Group Ltd. (HKD)	1,469,000	808,131
Ganfeng Lithium Co. Ltd.	78,400	823,855
GDS Holdings Ltd. (HKD) *	193,000	424,631
GoerTek, Inc.	160,973	598,668
JD.com, Inc. (HKD)	2,819	71,118
Jinxin Fertility Group Ltd. (HKD) 144A	400,000	194,604
Meituan (HKD) 144A *	17,200	361,483
NetEase, Inc. (HKD)	75,500	1,139,251
Pharmaron Beijing Co. Ltd. (HKD) 144A	222,750	1,077,595
Ping An Bank Co. Ltd.	913,970	1,522,871
Prosus NV (EUR)	67,528	3,513,252
Shandong Head Group Co. Ltd.	114,000	453,011
Shanghai Baosight Software Co. Ltd.	370,951	1,917,779
Shenzhen Inovance Technology Co. Ltd.	99,000	800,755
Shenzhou International Group Holdings Ltd. (HKD)	34,000	262,533
Sungrow Power Supply Co. Ltd.	92,000	1,425,137
Tencent Holdings Ltd. (HKD)	16,200	547,176
Topsports International Holdings Ltd. (HKD) 144A	576,000	402,645
Wuxi Biologics Cayman, Inc. (HKD) 144A *	223,500	1,330,460
	Number of Shares	Value
China (continued)
Wuxi Shangji Automation Co. Ltd.	61,620	$1,163,935
Yifeng Pharmacy Chain Co. Ltd.	112,607	787,125
Yum China Holdings, Inc. (HKD)	13,230	627,942
Zai Lab Ltd. (HKD) *	197,500	672,364
Zhejiang Huayou Cobalt Co. Ltd.	61,900	558,009
Zhejiang Supcon Technology Co. Ltd. *	23,000	252,358
		24,671,400
Egypt: 1.8%
Cleopatra Hospital *	3,136,135	627,949
Commercial International Bank Egypt SAE	726,503	932,752
		1,560,701
Georgia: 2.7%
Bank of Georgia Group Plc (GBP)	90,700	1,996,778
Georgia Capital Plc (GBP) *	60,700	419,525
		2,416,303
Germany: 1.5%
Delivery Hero SE 144A *	35,000	1,278,450
Hungary: 0.7%
OTP Bank Nyrt	31,500	574,657
India: 17.1%
Cholamandalam Investment and Finance Co. Ltd.	154,400	1,376,050
Delhivery Ltd. *	156,091	1,109,726
HDFC Bank Ltd.	125,200	2,170,220
HDFC Bank Ltd. (ADR)	40,900	2,389,378
Oberoi Realty Ltd.	93,000	1,037,645
Phoenix Mills Ltd.	93,800	1,603,103
Reliance Industries Ltd.	184,133	5,340,326
		15,026,448
Indonesia: 2.1%
Bank BTPN Syariah Tbk PT	10,450,000	1,870,241
Kazakhstan: 2.1%
Kaspi.kz JSC (USD) (GDR)	31,540	1,829,320
Kuwait: 0.6%
Humansoft Holding Co. KSC	46,455	490,213
Mexico: 2.7%
Qualitas Controladora SAB de CV	123,783	511,186
Regional SAB de CV	337,800	1,904,072
		2,415,258
Philippines: 3.5%
Bloomberry Resorts Corp. *	6,280,000	715,298
International Container Terminal Services, Inc.	880,200	2,347,383
		3,062,681
Poland: 0.7%
InPost SA (EUR) *	110,500	642,939
Russia: 0.0%
Detsky Mir PJSC 144A ∞ ø	784,200	0

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VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
Fix Price Group Ltd. (USD) (GDR) *∞ ø	269,400	$0
Sberbank of Russia PJSC *∞ ø	340,256	0
Yandex NV (USD) *∞ ø	27,437	0
		0
South Africa: 1.0%
Transaction Capital Ltd.	450,924	915,799
South Korea: 4.5%
Doosan Fuel Cell Co. Ltd. *	25,500	503,075
LG Chem Ltd.	6,135	2,265,259
NAVER Corp.	9,165	1,220,927
		3,989,261
Taiwan: 10.0%
Chroma ATE, Inc.	165,000	928,347
MediaTek, Inc.	79,000	1,363,256
Poya International Co. Ltd.	92,162	1,136,484
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	4,785,196
Wiwynn Corp.	25,000	631,756
		8,845,039
Tanzania: 1.3%
Helios Towers Plc (GBP) *	916,071	1,151,232
Turkey: 4.0%
Agesa Hayat ve Emeklilik AS *	232,296	321,613
MLP Saglik Hizmetleri AS 144A *	684,140	1,817,354
Sok Marketler Ticaret AS *	784,968	874,713
Tofas Turk Otomobil Fabrikasi AS	104,000	513,050
		3,526,730
United Kingdom: 0.5%
Hirco Plc *∞	1,235,312	1
	Number of Shares	Value
United Kingdom (continued)
ReNew Energy Global Plc (USD) * †	79,000	$475,580
		475,581
Total Common Stocks (Cost: $115,101,861)		85,855,829

PREFERRED SECURITIES: 3.2%
Brazil: 0.7%
Raizen SA *	846,000	657,121
South Korea: 2.5%
Samsung Electronics Co. Ltd.	66,400	2,156,863
Total Preferred Securities (Cost: $5,148,835)		2,813,984

MONEY MARKET FUND: 0.0%
(Cost: $2,872)
Invesco Treasury Portfolio - Institutional Class	2,872	2,872

Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $120,253,568)		88,672,685

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $456,309)
State Street Navigator Securities Lending Government Money Market Portfolio	456,309	456,309
Total Investments: 101.2% (Cost: $120,709,877)		89,128,994
Liabilities in excess of other assets: (1.2)%		(1,026,011)
NET ASSETS: 100.0%		$88,102,983

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $761,084.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $–, or –% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,728,843, or 9.9% of net assets.
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Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Detsky Mir PJSC	09/02/2020	784,200	$1,259,013	$0	0.0%
Fix Price Group Ltd.	04/21/2021	269,400	2,446,643	0	0.0%
Sberbank of Russia PJSC	01/13/2017	340,256	926,170	0	0.0%
Yandex NV	08/18/2016	27,437	567,885	0	0.0%
			$5,199,711	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.6%	$4,058,586
Consumer Discretionary	17.4	15,417,297
Consumer Staples	1.9	1,661,838
Energy	6.8	5,997,447
Financials	19.0	16,905,143
Health Care	8.3	7,342,698
Industrials	14.9	13,186,018
Information Technology	18.1	16,072,320
Materials	4.6	4,100,134
Real Estate	3.9	3,452,752
Utilities	0.5	475,580
Money Market Fund	0.0	2,872
	100.0%	$88,672,685
3